Post-Employment and Other Non-current Employee Benefits - Summary of Changes in Balance of Trust Assets (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Trust Assets [line items]
Foreign exchange rate valuation (gain) loss	$ (188)	$ 161	$ (101)
Trust Assets | Pension and Retirement Plans
Disclosure Of Trust Assets [line items]
Balance at beginning of year	1,429	1,303	1,288
Actual return on trust assets	85	142	41
Foreign exchange rate valuation (gain) loss	0	6	(4)
Life annuities	0	(22)	9
Plan amendments	0	0	(31)
Balance at end of year	1,514	1,429	1,303
Trust Assets | Seniority premiums
Disclosure Of Trust Assets [line items]
Balance at beginning of year	126	123	128
Actual return on trust assets	134	3	(5)
Balance at end of year	$ 260	$ 126	$ 123